ORDINARY SHARES AND PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 14, 2018 CNY (¥) shares	Dec. 14, 2018 USD ($) $ / shares shares	May 16, 2018 $ / shares shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares	Apr. 27, 2018 $ / shares shares	Jan. 31, 2018 CNY (¥)	Apr. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Authorized (in shares)						5,000,000,000	5,000,000,000	50,000,000
Common stock, Par Value (in dollars per share) | $ / shares						$ 0.00001	$ 0.00001	$ 0.001
Common stock, Issued (in shares)						302,707,339	287,652,707	1
Common stock, surrendered (in shares)				100	100
Common stock, outstanding (in shares)						293,420,800	287,652,707	1
Share split ratio			0.01
Proceeds received from IPO, net of issuance costs	¥ 297,860	$ 43,308
Ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Par Value (in dollars per share) | $ / shares						$ 0.00001	$ 0.00001
Common stock, Issued (in shares)						293,420,800	287,652,707
Common stock, outstanding (in shares)						293,420,800	287,652,707
Shares issued (in shares)				198,347,168	198,347,168	5,768,093	198,347,168
IPO | Ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)							6,200,000
Class A ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, Authorized (in shares)			5,000,000,000
Common stock, Par Value (in dollars per share) | $ / shares			$ 0.00001
Common stock, outstanding (in shares)						253,600,214	247,832,121
Shares issued (in shares)				16,512,156	16,512,156
Number of votes per share | Vote						1
Class A ordinary shares | IPO
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)	6,200,000	6,200,000
Conversion ratio		1
Class B ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, outstanding (in shares)						39,820,586	39,820,586
Shares issued (in shares)				39,820,586	39,820,586
Number of votes per share | Vote						20
Ordinary shares, conversion ratio to Class A ordinary shares						1
Class C ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)				142,014,426	142,014,426
Number of votes per share | Vote						1
Ordinary shares, conversion ratio to Class A ordinary shares						1
Series A preferred shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)				10,375,744	10,375,744
Preferred equity interest | ¥											¥ 100,000
Series B preferred shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)				24,937,695	24,937,695
Proceeds from issuance of convertible preferred shares				¥ 1,393,812	$ 203,500
Series A+ preferred shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)				47,792,100	47,792,100
Preferred equity interest | ¥									¥ 1,451,300	¥ 722,770
ADS | IPO
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)	3,100,000	3,100,000
Share price | $ / shares		$ 16.50